Summary of Significant Accounting Policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2024
Leasehold improvements | Minimum
Office equipment
Estimated useful lives of property, plant and equipment	2 years
Leasehold improvements | Maximum
Office equipment
Estimated useful lives of property, plant and equipment	3 years
Machinery
Office equipment
Estimated useful lives of property, plant and equipment	3 years
Office equipment
Office equipment
Estimated useful lives of property, plant and equipment	5 years